Summary of Significant Accounting Policies (Annual)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Text Block]
Note 1 –  Basis of Presentation

Financial information included herein is unaudited, however, such information reflects all adjustments (of a normal and recurring nature), which are, in the opinion of management, necessary for the fair presentation of the condensed consolidated financial statements for the interim periods.  The results for the interim periods are not necessarily indicative of the results to be expected for the full year.  The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with rule 10-01 of Regulation S-X promulgated by the Securities and Exchange Commission and therefore do not include all information and footnote disclosures required under accounting principles generally accepted in the United States of America.  It is suggested that the March 31, 2012 condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011.  The Condensed Consolidated Balance Sheet at December 31, 2011 is derived from the December 31, 2011 audited financial statements.

There have been no material changes in our significant accounting policies during the three months ended March 31, 2012 as compared to the significant accounting policies described in our Annual Report on Form 10-K for the year ended December 31, 2011.  The Company has evaluated subsequent events through the filing date of this Form 10-Q and has determined that there were no subsequent events to recognize or disclose in these financial statements.

Recent Accounting Pronouncements:  In June 2011, the Financial Accounting Standards Board (“FASB”) issued new authoritative guidance on the presentation of comprehensive income.  The new guidance requires an entity to present the components of net income and other comprehensive income either in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements.  The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in shareholders’ equity.  While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance.  This new guidance is effective for fiscal years beginning after December 15, 2011.  In December 2011, FASB amended this guidance to postpone a requirement to present items that are reclassified from other comprehensive income to net income on the face of the financial statement where the components of net income and other comprehensive income are presented and reinstate previous guidance related to such reclassifications.  The deferral did not affect the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements.  The Company elected early adoption of the requirements to present a separate, consecutive comprehensive income statement in 2011.  Adoption of the new guidance did not have an impact on the Company’s condensed consolidated financial statements, as the guidance impacted presentation only.

In September 2011, FASB issued ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill Impairment” (“ASU 2011-08”).  ASU 2011-08 is intended to simplify goodwill impairment testing by permitting assessment of qualitative factors to determine whether events and circumstances lead to the conclusion that it is necessary to perform the traditional two-step impairment test.  Under this update, we are not required to calculate the fair value of our reporting units unless we conclude that it is more-likely-than-not (likelihood of more than 50%) that the carrying value of our reporting units is greater than the fair value of such units based on our assessment of events and circumstances.  This update is effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  We plan to adopt the provisions of this update at the beginning of our 2012 fourth quarter, which has historically been the time at which we assessed the potential impairment of our goodwill and other indefinite lived intangible assets.  The adoption of ASU 2011-08 is not expected to have a material impact on the Company’s condensed consolidated financial statements.

Reclassifications:  Certain reclassifications of prior years amounts have been made to conform to the current year presentation.

1.  Summary of Significant Accounting Policies

Trans-Lux Corporation is a leading designer and manufacturer of digital signage displays, LED lighting solutions and owner/operator of a rental property.

Principles of consolidation:  The consolidated financial statements include the accounts of Trans-Lux Corporation, a Delaware corporation, and all wholly-owned subsidiaries (the “Company”).  Intercompany balances and transactions have been eliminated in consolidation.

Use of estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the financial statements in the period in which they are determined to be necessary.  Estimates are used when accounting for such items as costs of long-term sales contracts, allowance for uncollectible accounts, inventory valuation allowances, depreciation and amortization, intangible assets, income taxes, warranty obligation, benefit plans, contingencies and litigation.

Cash and cash equivalents:  The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Accounts receivable:  Receivables are carried at net realizable value.  Credit is extended based on an evaluation of each customer’s financial condition; collateral is generally not required.  Reserves for uncollectible accounts receivable are provided based on historical experience and current trends.  The Company evaluates the adequacy of these reserves regularly.

The following is a summary of the allowance for uncollectible accounts at December 31:

In thousands	2011	2010
Balance at beginning of year	$1,326	$1,393
Provisions	434	92
Deductions	(876)	(159)
Balance at end of year	$ 884	$1,326

Concentrations of credit risk with respect to accounts receivable are limited due to the large number of customers, the relatively small account balances within the majority of the Company’s customer base and their dispersion across different businesses.

Inventories:  Inventories are stated at the lower of cost (first-in, first-out method) or market value.  Valuation allowances for slow moving and obsolete inventories are provided based on historical experience and demand for servicing of the displays.  The Company evaluates the adequacy of these valuation allowances regularly.

Rental equipment and property, plant and equipment:  Rental equipment and property, plant and equipment are stated at cost and depreciated over their respective useful lives using the straight-line method.  Leaseholds and improvements are amortized over the lesser of the useful lives or term of the lease.

The estimated useful lives are as follows:

Years
Rental equipment	5 - 15
Buildings and improvements	10 - 40
Machinery, fixtures and equipment	3 - 15
Leaseholds and improvements	5

When rental equipment and property, plant and equipment are fully depreciated, retired or otherwise disposed of, the cost and accumulated depreciation are eliminated from the accounts.

Asset held for sale:  Asset held for sale consists of land located in Silver City, New Mexico.

Goodwill and intangibles:  Goodwill represents the excess of purchase price over the estimated fair value of net assets acquired.  Identifiable intangible assets are recorded at cost and amortized over their estimated useful life on a straight line basis and deferred financing costs are amortized over the life of the related debt of one to two years.  The goodwill of $744,000 relates to the Digital display sales segment.

The Company annually evaluates the value of its goodwill on October 1 and determines if it is impaired by comparing the carrying value of goodwill to its estimated fair value.  Changes in the assumptions used could materially impact the fair value estimates.  Assumptions critical to our fair value estimates are: (i) discount rate used to derive the present value factors used in determining the fair value of the reporting unit, (ii) projected average revenue growth rates used in the reporting unit models and (iii) projected long-term growth rates used in the derivation of terminal year values.  These and other assumptions are impacted by economic conditions and expectations of management and will change in the future based on period-specific facts and circumstances.  The Company uses the income and the market approach when testing for goodwill impairment.

 The Company weighs these approaches by using a 67% factor for the income approach and a 33% factor for the market approach.  Together these two factors estimate the fair value of the reporting unit.  The Company’s goodwill relates to our catalog sports reporting unit.  The Company uses a discounted cash flow model to determine the fair value under the income approach which contemplates an overall weighted average revenue growth rate of 3.0%.  If the Company were to reduce its revenue projections on the reporting unit by 1.3% within the income approach, the fair value of the reporting unit would be below carrying value.  The gross profit margins used are consistent with historical margins achieved by the Company during previous years.  If there is a margin decline of 0.5% or more, the model would yield results of a fair value less than carrying amount.  The Company uses a market multiple approach based on revenue to determine the fair value under the market approach which includes a selection of and market price of a group of comparable companies and the performance of the guidelines of the comparable companies and of the reporting unit.  The impairment test for goodwill is a two-step process.  The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount.  If the carrying amount of the reporting unit exceeds its fair value, a second step is performed to calculate the implied fair value of the goodwill of the reporting unit by deducting the fair value of all of the individual assets and liabilities of the reporting unit from the respective fair values of the reporting unit as a whole.  To the extent the calculated implied fair value of the goodwill is less than the recorded goodwill, an impairment charge is recorded for the difference.  Fair value is determined using cash flow and other valuation models (generally Level 3 inputs in the fair value hierarchy).  During 2011, the Company wrote off the goodwill associated with the older LED technology and recorded a goodwill impairment charge of $66,000.  There was no impairment of goodwill in 2010.

The Company also evaluates the value of its other intangible assets by comparing the carrying value with estimated future cash flows when indicators of possible impairment exist.  There were no impairments of other intangibles in 2011 or 2010.

Impairment or disposal of long-lived assets:  The Company evaluates whether there has been an impairment in its long-lived assets if certain circumstances indicate that a possible impairment may exist.  An impairment in value may exist when the carrying value of a long-lived asset exceeds its undiscounted cash flows.  If it is determined that an impairment in value has occurred, the carrying value is written down to its fair value.  There were no impairments of long-lived assets in 2011 or 2010.

Revenue recognition:  Revenues from equipment lease and maintenance contracts are recognized during the term of the respective agreements, which generally run for periods of one month to 10 years.  At December 31, 2011, the future minimum lease payments due to the Company under operating leases that expire at varying dates through 2019 for its rental equipment and maintenance contracts, assuming no renewals of existing leases or any new leases, aggregating $12,563,000 was as follows:  $6,010,000 – 2012, $3,721,000 – 2013, $1,485,000 – 2014, $832,000 – 2015, $394,000 – 2016 and $121,000 thereafter.  The Company recognizes revenues on long-term equipment sales contracts, which require more than three months to complete, using the percentage of completion method.  The Company records unbilled receivables representing amounts due under these long-term equipment sales contracts, which have not been billed to the customer.  Income is recognized based on the percentage of incurred costs to the estimated total costs for each contract.  The determination of the estimated total costs is susceptible to change on these sales contracts.  Revenues on equipment sales with long-term receivables are recorded on the installment basis.  At December 31, 2011, the future accounts receivables due to the Company under installment sales agreements aggregated $328,000 through 2018.  Revenues on equipment sales, other than long-term equipment sales contracts, are recognized upon shipment when title and risk of loss passes to the customer.  Real estate rentals revenue is recognized monthly on a straight-line basis during the term of the respective lease agreements.

Warranty obligations:  The Company provides for the estimated cost of product warranties at the time revenue is recognized.  While the Company engages in product quality programs and processes, including evaluating the quality of the component suppliers, the warranty obligation is affected by product failure rates.  Should actual product failure rates differ from the Company’s estimates, revisions to increase or decrease the estimated warranty liability may be required.

Taxes on income:  Deferred income tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities at tax rates expected to be in effect when such temporary differences are expected to reverse and for operating loss carryforwards.  The temporary differences are primarily attributable to operating loss carryforwards and depreciation.  The Company records a valuation allowance against net deferred income tax assets if, based upon the available evidence, it is more-likely-than-not that the deferred income tax assets will not be realized.

The Company considers whether it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  Once it is determined that a position meets the more-likely-than-not recognition threshold, the position is measured to determine the amount of benefit to recognize in the financial statements.  The Company’s policy is to classify interest and penalties related to uncertain tax positions in income tax expense.  To date, there have been no interest or penalties charged to the Company in relation to the underpayment of income taxes.

The Company’s determinations regarding uncertain income tax positions may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof.

Foreign currency:  The functional currency of the Company’s Canadian business operation is the Canadian dollar.  The assets and liabilities of such operation are translated into U.S. dollars at the year-end rate of exchange, and the operating and cash flow statements are converted at the average annual rate of exchange.  The resulting translation adjustment is recorded in Accumulated other comprehensive loss in the Consolidated Balance Sheets and as a separate item in the Consolidated Statements of Comprehensive Loss.  Gains and losses related to the settling of transactions not denominated in the functional currency are recorded as a component of General and administrative expenses in the Consolidated Statements of Operations.

Share-based compensation plans:  The Company measures share-based payments to employees and directors at the grant date fair value of the instrument.  The fair value is estimated on the date of grant using the Black-Scholes valuation model, which requires various assumptions including estimating stock price volatility, expected life of the stock option and risk free interest rate.  For details on the accounting effect of share-based compensation, see Note 16 – Share-Based Compensation.

Consideration of Subsequent Events:  The Company evaluated events and transactions occurring after December 31, 2011 through the date these consolidated financial statements were issued, to identify subsequent events which may need to be recognized or non-recognizable events which would need to be disclosed.  No recognizable events or transactions were identified; see Note 20 – Subsequent Events for non-recognizable events or transactions identified for disclosure.

Recent accounting pronouncement:  In June 2011, FASB issued new authoritative guidance on the presentation of comprehensive income. The new guidance requires an entity to present the components of net income and other comprehensive income either in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in shareholders’ equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This new guidance is effective for fiscal years beginning after December 15, 2011. In December 2011, FASB amended this guidance to postpone a requirement to present items that are reclassified from other comprehensive income to net income on the face of the financial statement where the components of net income and other comprehensive income are presented and reinstate previous guidance related to such reclassifications. The deferral did not affect the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company elected for early adoption of the requirements to present a separate, consecutive comprehensive income statement in 2011. Adoption of the new guidance did not have an impact on the Company’s consolidated financial statements, as the guidance impacted presentation only.

In September 2011, FASB issued ASU 2011-08, “Intangibles - Goodwill and Other (Topic 350): Testing Goodwill Impairment” (“ASU 2011-08”).  ASU 2011-08 is intended to simplify goodwill impairment testing by permitting assessment of qualitative factors to determine whether events and circumstances lead to the conclusion that it is necessary to perform the traditional two-step impairment test.  Under this update, we are not required to calculate the fair value of our reporting units unless we conclude that it is more-likely-than-not (likelihood of more than 50%) that the carrying value of our reporting units is greater than the fair value of such units based on our assessment of events and circumstances.  This update is effective for fiscal years beginning after December 15, 2011, with early adoption permitted.  We plan to adopt the provisions of this update at the beginning of our 2012 fourth quarter, which has historically been the time at which we assessed the potential impairment of our goodwill and other indefinite lived intangible assets.  The adoption of ASU 2011-08 is not expected to have a material impact on the Company’s consolidated financial statements.

Reclassifications:  Certain reclassifications of prior years’ amounts have been made to conform to the current year’s presentation.